Condensed Consolidating Statement of Operations and Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Net sales	$ 559,591	$ 581,970
Costs and Expenses [Abstract]
Cost of materials (exclusive of depreciation)	418,806	437,052
Warehouse, processing and delivery expense	77,567	83,635
Sales, general and administrative expense	64,557	68,933
Depreciation	8,759	9,082
Total costs and expenses	569,689	598,702
Operating (loss) income	(10,098)	(16,732)
Interest expense, net	39,902	33,172
Other income, net	(6,586)	(7,980)
Loss before income taxes	(43,414)	(41,924)
Income tax (benefit) expense	(4,899)	(4,779)
Equity in earnings of subsidiaries	0	0
Net loss	(38,515)	(37,145)
Comprehensive loss	(37,541)	(48,824)
Consolidation, Eliminations
Income Statement [Abstract]
Net sales	(745)	(99)
Costs and Expenses [Abstract]
Cost of materials (exclusive of depreciation)	(745)	(99)
Warehouse, processing and delivery expense	0	0
Sales, general and administrative expense	0	0
Depreciation	0	0
Total costs and expenses	(745)	(99)
Operating (loss) income	0	0
Interest expense, net	0	0
Other income, net	0	0
Loss before income taxes	0	0
Income tax (benefit) expense	0	0
Equity in earnings of subsidiaries	(4,617)	(4,332)
Net loss	(4,617)	(4,332)
Comprehensive loss	(3,509)	(1,840)
Subsidiaries | Reportable Legal Entities
Income Statement [Abstract]
Net sales	361,232	379,213
Costs and Expenses [Abstract]
Cost of materials (exclusive of depreciation)	257,387	274,037
Warehouse, processing and delivery expense	59,569	63,660
Sales, general and administrative expense	53,467	58,352
Depreciation	7,128	7,462
Total costs and expenses	377,551	403,511
Operating (loss) income	(16,319)	(24,298)
Interest expense, net	38,792	31,787
Other income, net	(6,085)	(7,894)
Loss before income taxes	(49,026)	(48,191)
Income tax (benefit) expense	(5,894)	(6,714)
Equity in earnings of subsidiaries	4,617	4,332
Net loss	(38,515)	(37,145)
Comprehensive loss	(37,541)	(48,824)
Guarantor Subsidiaries | Reportable Legal Entities
Income Statement [Abstract]
Net sales	92,576	109,922
Costs and Expenses [Abstract]
Cost of materials (exclusive of depreciation)	73,347	84,970
Warehouse, processing and delivery expense	11,152	12,807
Sales, general and administrative expense	4,782	4,762
Depreciation	982	922
Total costs and expenses	90,263	103,461
Operating (loss) income	2,313	6,461
Interest expense, net	1,076	1,061
Other income, net	(1,173)	1,970
Loss before income taxes	2,410	3,430
Income tax (benefit) expense	236	1,593
Equity in earnings of subsidiaries	0	0
Net loss	2,174	1,837
Comprehensive loss	1,075	2,082
Non-Guarantor Subsidiaries | Reportable Legal Entities
Income Statement [Abstract]
Net sales	106,528	92,934
Costs and Expenses [Abstract]
Cost of materials (exclusive of depreciation)	88,817	78,144
Warehouse, processing and delivery expense	6,846	7,168
Sales, general and administrative expense	6,308	5,819
Depreciation	649	698
Total costs and expenses	102,620	91,829
Operating (loss) income	3,908	1,105
Interest expense, net	34	324
Other income, net	672	(2,056)
Loss before income taxes	3,202	2,837
Income tax (benefit) expense	759	342
Equity in earnings of subsidiaries	0	0
Net loss	2,443	2,495
Comprehensive loss	$ 2,434	$ (242)